INCOME TAXES (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Estimated NOL Carry-forward benefit	$ 8,400
Valuation Allowance	(8,400)
Net Tax Benefit